Leases - Summary of Future Minimum Rentals Receivable Under Non-cancellable Sublease (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	€ 400	€ 0
Within one year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	200	0
After one year but not more than five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	200	0
More than five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	€ 0	€ 0